Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated financial statements
	As of June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets
Loan to third parties	$-	$7,853,921	$7,853,921
Total Current Assets	$8,530,209	$7,853,921	$16,384,130
Total Assets	$17,522,507	$7,853,921	$25,376,428
Accrued liabilities and other payables	$7,522,206	$538,398	$8,060,604
Total Current Liabilities	$22,813,084	$538,398	$23,351,482
Total Liabilities	$22,813,084	$538,398	$23,351,482
Retained earnings (accumulated deficit)	$(6,228,711)	$7,180,873	$952,162
Accumulated other comprehensive loss	$13,135	$(234,784)	$(221,649)
Total stockholders’ equity (deficit)	$(5,050,668)	$6,946,089	$1,895,421
Noncontrolling interests	$(239,909)	$369,434	$129,525
Total Equity (Deficit)	$(5,290,577)	$7,315,523	$2,024,946
Total Liabilities and Equity (Deficit)	$17,522,507	$7,853,921	$25,376,428

Schedule of consolidated statements of income and comprehensive income (loss)
	For the Three Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Income and Comprehensive Income (Loss)
Selling and marketing expenses	$51,072,254	$(8,119,391)	$42,952,863
Total operating expenses	$51,341,188	$(8,119,391)	$43,221,797
Income (loss) from operations	$(3,489,675)	$8,119,391	$4,629,716
Income (loss) before provision for income taxes	$(3,482,352)	$8,119,391	$4,637,039
Provision for income taxes	$(53,366)	$556,597	$503,231
Net income (loss)	$(3,428,986)	$7,562,794	$4,133,808
Net income attributable to noncontrolling interests	$(169,256)	$381,921	$212,665
Net income (loss) attributable to Tengjun stockholders	$(3,259,730)	$7,180,873	$3,921,143
Foreign currency translation adjustment	$200,770	$(247,271)	$(46,501)
Comprehensive income (loss)	$(3,228,216)	$7,315,523	$4,087,307
Comprehensive income attributable to noncontrolling interests	$(159,117)	$369,434	$210,317
Comprehensive income (loss) attributable to Tengjun stockholders	$(3,069,099)	$6,946,089	$3,876,990
Net income (loss) per common share - basic and diluted	$(0.05)	$0.11	$0.06

	For the Six Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Income and Comprehensive Income (Loss)
Selling and marketing expenses	$54,430,227	$(8,119,391)	$46,310,836
Total operating expenses	$54,929,500	$(8,119,391)	$46,810,109
Income (loss) from operations	$(3,163,937)	$8,119,391	$4,955,454
Income (loss) before provision for income taxes	$(3,156,590)	$8,119,391	$4,962,801
Provision for income taxes	$39,589	$556,597	$596,186
Net income (loss)	$(3,196,179)	$7,562,794	$4,366,615
Net income attributable to noncontrolling interests	$(155,272)	$381,921	$226,649
Net income (loss) attributable to Tengjun stockholders	$(3,040,907)	$7,180,873	$4,139,966
Foreign currency translation adjustment	$191,332	$(247,271)	$(55,939)
Comprehensive income (loss)	$(3,004,847)	$7,315,523	$4,310,676
Comprehensive income attributable to noncontrolling interests	$(145,610)	$369,434	$223,824
Comprehensive income (loss) attributable to Tengjun stockholders	$(2,859,237)	$6,946,089	$4,086,852
Net income (loss) per common share - basic and diluted	$(0.05)	$0.11	$0.06

Schedule of consolidated statements of cash flows
	For the Six Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(3,196,179)	$7,562,794	$4,366,615
Changes in net assets and liabilities:
Loan to third parties	$-	$(8,119,391)	$(8,119,391)
Taxes payable	$7,373,656	$556,597	$7,930,253